CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	1,327,796	$51,637,986

Entertainment - 0.8%
Walt Disney Co.	593,070	59,384,099	*

Media - 2.8%
Comcast Corp., Class A Shares	5,097,990	193,264,801

TOTAL COMMUNICATION SERVICES		304,286,886

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.8%
General Motors Co.	1,615,800	59,267,544

Specialty Retail - 2.2%
Home Depot Inc.	518,470	153,010,866

TOTAL CONSUMER DISCRETIONARY		212,278,410

CONSUMER STAPLES - 10.8%
Beverages - 3.8%
Coca-Cola Co.	2,507,040	155,511,691
Diageo PLC	2,454,000	109,521,227	(a)

Total Beverages		265,032,918

Food Products - 4.6%
Mondelez International Inc., Class A Shares	2,438,710	170,026,861
Nestle SA, ADR	1,267,340	154,222,605

Total Food Products		324,249,466

Household Products - 2.4%
Procter & Gamble Co.	1,158,940	172,322,788

TOTAL CONSUMER STAPLES		761,605,172

ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Chesapeake Energy Corp.	910,550	69,238,222
Enbridge Inc.	5,040,133	192,281,074
EQT Corp.	1,922,910	61,360,058
Pioneer Natural Resources Co.	382,720	78,166,733
Williams Cos. Inc.	7,003,100	209,112,566

TOTAL ENERGY		610,158,653

FINANCIALS - 15.9%
Banks - 3.7%
JPMorgan Chase & Co.	1,405,510	183,152,008
PNC Financial Services Group Inc.	595,090	75,635,939

Total Banks		258,787,947

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2023 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 0.8%
Capital One Financial Corp.	616,600	$59,292,256

Financial Services - 7.2%
Apollo Global Management Inc.	3,355,054	211,905,211
Mastercard Inc., Class A Shares	369,360	134,229,117
Visa Inc., Class A Shares	718,530	161,999,774

Total Financial Services		508,134,102

Insurance - 4.2%
American International Group Inc.	1,225,200	61,701,072
MetLife Inc.	1,480,015	85,752,069
Travelers Cos. Inc.	844,260	144,714,607

Total Insurance		292,167,748

TOTAL FINANCIALS		1,118,382,053

HEALTH CARE - 11.3%
Health Care Equipment & Supplies - 2.8%
Becton Dickinson & Co.	788,750	195,247,175

Health Care Providers & Services - 2.3%
UnitedHealth Group Inc.	340,830	161,072,850

Pharmaceuticals - 6.2%
Johnson & Johnson	1,114,307	172,717,585
Merck & Co. Inc.	1,496,490	159,211,571
Pfizer Inc.	2,566,050	104,694,840

Total Pharmaceuticals		436,623,996

TOTAL HEALTH CARE		792,944,021

INDUSTRIALS - 10.0%
Aerospace & Defense - 4.7%
Northrop Grumman Corp.	188,000	86,803,360
Raytheon Technologies Corp.	2,522,580	247,036,259

Total Aerospace & Defense		333,839,619

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	691,000	134,047,090

Commercial Services & Supplies - 1.6%
Waste Management Inc.	673,440	109,885,205

Ground Transportation - 1.8%
Union Pacific Corp.	639,470	128,699,732

TOTAL INDUSTRIALS		706,471,646

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.5%
Cisco Systems Inc.	1,995,200	104,299,080

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2023 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Inc.	185,570	$119,050,578
Intel Corp.	1,781,600	58,204,872
Texas Instruments Inc.	314,340	58,470,383

Total Semiconductors & Semiconductor Equipment		235,725,833

Software - 9.9%
Microsoft Corp.	1,296,450	373,766,535
Oracle Corp.	1,819,030	169,024,268
SAP SE	1,214,900	153,406,075	(a)

Total Software		696,196,878

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	1,607,092	265,009,471

TOTAL INFORMATION TECHNOLOGY		1,301,231,262

MATERIALS - 8.1%
Chemicals - 5.0%
Linde PLC	622,820	221,375,141
PPG Industries Inc.	958,740	128,068,489

Total Chemicals		349,443,630

Construction Materials - 2.2%
Vulcan Materials Co.	886,390	152,069,068

Metals & Mining - 0.9%
Freeport-McMoRan Inc.	1,620,450	66,292,610

TOTAL MATERIALS		567,805,308

REAL ESTATE - 3.2%
Residential REITs - 1.6%
AvalonBay Communities Inc.	688,300	115,675,698

Specialized REITs - 1.6%
American Tower Corp.	547,830	111,943,582

TOTAL REAL ESTATE		227,619,280

UTILITIES - 4.4%
Electric Utilities - 1.6%
Edison International	1,544,000	108,990,960

Multi-Utilities - 2.8%
Sempra Energy	1,310,710	198,126,924

TOTAL UTILITIES		307,117,884

TOTAL COMMON STOCKS (Cost - $3,971,124,014)		6,909,900,575

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2023 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	$1	*(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,971,197,463)				6,909,900,576

			SHARES
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.436%		91,444,004	91,444,004	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.617%		39,190,287	39,190,287	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $130,634,291)				130,634,291

TOTAL INVESTMENTS - 100.0% (Cost - $4,101,831,754)				7,040,534,867
Liabilities in Excess of Other Assets - (0.0)%††				(1,489,225)

TOTAL NET ASSETS - 100.0%				$7,039,045,642

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of March 31, 2023.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $39,190,287 and the cost was $39,190,287 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

5

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$652,083,945	$109,521,227	—	$761,605,172
Information Technology	1,147,825,187	153,406,075	—	1,301,231,262
Other Common Stocks	4,847,064,141	—	—	4,847,064,141
Asset-Backed Securities	—	1	—	1

Total Long-Term Investments	6,646,973,273	262,927,303	—	6,909,900,576

Short-Term Investments†	130,634,291	—	—	130,634,291

Total Investments	$6,777,607,564	$262,927,303	—	$7,040,534,867

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$18,479,593	$112,539,311	112,539,311	$91,828,617	91,828,617

7

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$431,688	—	$39,190,287

8